Credit Quality Indicators of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 69,945,464	[1]	¥ 66,078,573	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,580,313		53,976,719
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,078,871		7,586,608
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,477,853		7,270,414
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,972,011		3,981,279
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,355,974		5,295,142
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,147,106		3,200,570
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,142,998		3,501,266
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,907,426		6,911,725
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,521,994	[2]	4,318,959	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,976,080		11,910,756
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	15,365,151		12,101,854
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,088,651		3,343,181
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	595,911		521,988
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	31,480,416		28,899,023
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	23,186,762		22,588,382
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,171,212		3,915,950
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,524,644		2,212,752
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,736,931		1,903,329
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,853,573		1,709,599
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,236,404		2,115,552
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,246,804		2,670,218
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,797,133		6,857,436
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,620,061		1,203,546
Financing Receivables Not Impaired | Normal obligors | A-B | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,293,654		6,310,641
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	16,484,016		16,004,193
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,833,528		12,827,363
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,615,406		2,545,195
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,486,850		3,550,102
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,734,482		1,500,985
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,699,053		2,677,141
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	685,237		852,938
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	666,197		603,291
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,729		11,125
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	743,214		897,378
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	191,360		189,208
Financing Receivables Not Impaired | Normal obligors | C-D | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,650,488		3,176,830
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,583,274	[3]	12,494,290	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,578,393	[3]	12,490,881	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	119,183	[3]	121,101	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	659,844	[3]	687,440	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	219,089	[3]	225,458	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	261,322	[3]	261,228	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	94,233	[3]	92,915	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,172	[3]	2,105	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,341	[3]	3,137	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,219,209	[3]	11,097,497	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,881	[3]	3,409	[3]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,899,190	[4]	4,312,297	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,877,906	[4]	2,907,792	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	307,946	[4]	326,741	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	148,893	[4]	154,900	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,035	[4]	2,611	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	83,065	[4]	88,693	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	350	[4]	265	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,311	[4]	387	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	98,564	[4]	43,164	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,058,974	[4]	2,107,898	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	170,768	[4]	183,133	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,021,284	[4]	1,404,505	[4]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	254,119	[3],[5]	280,298	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	253,982	[3],[5]	280,107	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	22,569	[3],[5]	25,504	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	20,671	[3],[5]	28,683	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	26,621	[3],[5]	31,943	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	49,710	[3],[5]	54,582	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,274	[3],[5]	13,402	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	221	[3],[5]	201	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	448	[3],[5]	515	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	121,468	[3],[5]	125,277	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	137	[3],[5]	191	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	201,952	[4],[5]	196,494	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,268	[4],[5]	105,271	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,013	[4],[5]	9,088	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	664	[4],[5]	679	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11	[4],[5]	97	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding			54	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	77,548	[4],[5]	90,990	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,032	[4],[5]	4,363	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	111,684	[4],[5]	91,223	[4],[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,578,279	[5]	2,582,161	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,597,936	[5]	1,621,991	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	498,638	[5]	346,323	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	387,254	[5]	430,372	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	160,754	[5]	198,066	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	236,545	[5]	303,264	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,573	[5]	71,995	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	208,510	[5]	213,431	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,044	[5]	11,462	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	33,618	[5]	47,078	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	980,343	[5]	960,170	[5]
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,464,218		1,309,817
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,161,538		1,154,932
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	335,904		296,706
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	249,033		205,486
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,099		118,887
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	172,695		200,538
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,035		53,449
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,783		11,633
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,364		4,033
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	235,625		264,200
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 302,680		¥ 154,885

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.